PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Classification of Property and Equipment
The classification of property and equipment was as follows:

(in thousands)	December 31, 2018	December 31, 2017
Leasehold improvements	$126,903	$125,886
Furniture, fixtures and equipment	34,896	34,074
Property and equipment, gross	161,799	159,960
Accumulated depreciation	(85,049)	(74,409)
Property and equipment, net	$76,750	$85,551